Intangible Assets (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2021	Feb. 03, 2023	Apr. 01, 2021
Intangible Assets (Details) [Line Items]
Shares issued (in Shares)								300,000,000	1,666,667
Consideration transferred			$ 2,500,000		$ 2,500,000
Per share (in Dollars per share)	$ 1.5		$ 1.5		$ 1.5
Amortized agreement term	10 years		10 years
Amortization expense			$ 125,000	$ 125,000	$ 250,000		$ 166,667
Unamortized balance	$ 1,958,333		1,958,333		2,083,333	$ 2,333,333	2,333,333
Unamortized balance					2,083,333	2,333,333	$ 2,333,333
Finders fees					150,000
CWSExclusiveMarketingAgreement [Member[
Intangible Assets (Details) [Line Items]
Amortization expense					250,000	$ 166,667
Unamortized balance	1,958,333		1,958,333		2,083,333
Fair value of consideration					$ 250,000
CWSExclusiveMarketingAgreement [Member[
Intangible Assets (Details) [Line Items]
Amortization expense	$ 62,600	$ 62,500	$ 125,000	$ 125,000